Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (376)	$ (283)	$ (273)
Impairment losses	(37)	(99)	(81)
Derecognition	30	49	57
Currency translation and other	(19)	(46)	14
Ending balance	(402)	(376)	(283)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(308)	(173)	(160)
Impairment losses	(34)	(93)	(51)
Derecognition	29	7	26
Currency translation and other	(18)	(50)	12
Ending balance	(331)	(308)	(173)
FVOCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(6)	(6)	(6)
Ending balance	(6)	(6)	(6)
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(62)	(103)	(106)
Impairment losses	(3)	(6)	(30)
Derecognition	1	42	31
Currency translation and other	(1)	4	2
Ending balance	$ (65)	$ (62)	$ (103)